Goldman Sachs Small_Mid Cap Growth Fund Expense Example - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Small_Mid Cap Growth Fund	Aug. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 670
Expense Example, with Redemption, 3 Years	933
Expense Example, with Redemption, 5 Years	1,215
Expense Example, with Redemption, 10 Years	2,018
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	636
Expense Example, with Redemption, 5 Years	1,095
Expense Example, with Redemption, 10 Years	2,366
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,713
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	1,267
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	836
Expense Example, with Redemption, 10 Years	1,831
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	$ 1,131